Derivatives - Hedges (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)
Derivatives
Net gains (losses) on investments	$ (1,733.9)	$ 3,445.1
Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Derivatives
Principal amount of hedged item			$ 2,800.0		$ 2,800.0
Fair value of hedged item	1,926.8	2,364.6
Net gains (losses) on investments	149.5	(16.7)
Hedges of net investment in European operations | Unsecured senior notes
Derivatives
Principal amount of hedged item | €				€ 750.0		€ 750.0
Fair value of hedged item	698.3	926.3
Net gains (losses) on investments	$ 51.8	$ 63.9